JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2021
Judicial Deposits
JUDICIAL DEPOSITS

11.	JUDICIAL DEPOSITS

The rollforward of the judicial deposits is set forth below:

	Tax		Labor		Civil, commercial and other		Total
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Beginning balance	248,990	244,977	269,812	301,808	34,539	28,965	553,341	575,750
Additions	5,074	12,294	100,730	133,847	12,305	6,719	118,109	152,860
Release in favor of the Company	(1,743)	(11,948)	(38,357)	(51,414)	(1,997)	(370)	(42,097)	(63,732)
Release in favor of the counterparty	(236)	(907)	(115,633)	(126,405)	(3,717)	(2,055)	(119,586)	(129,367)
Business combination (note 1.2)	2,132	-	859	-	-	-	2,991	-
Interest	5,251	4,574	28,604	11,980	3,714	1,280	37,569	17,834
Exchange rate variation	-	-	(8)	(4)	-	-	(8)	(4)
Ending balance	259,468	248,990	246,007	269,812	44,844	34,539	550,319	553,341